Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2017
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Prepayments and Other Current Assets
7.	PREPAYMENTS AND OTHER CURRENT ASSETS

	December 31,
	2016	2017
	RMB	RMB
	(restated)
Amounts due from China Telecom Group	798	774
Amounts due from China Tower	2,278	2,152
Amounts due from other telecommunications operators in the PRC	326	369
Prepayments in connection with construction work and equipment purchases	2,664	2,542
Prepaid expenses and deposits	3,784	3,486
Value-added tax recoverable	5,197	7,186
Other receivables	4,518	5,619

	19,565	22,128